Property, Plant, and Equipment (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Useful Lives of Property, Plant, and Equipment
Property, plant and equipment		€ 2,580	$ 3,567	€ 2,967
Additions (other than from business combinations)	€ 1,196	933
Land and Buildings
Useful Lives of Property, Plant, and Equipment
Property, plant and equipment		1,137		1,162
Other Property, Plant and Equipment
Useful Lives of Property, Plant, and Equipment
Property, plant and equipment		1,297		1,592
Advance Payments and Construction in Progress
Useful Lives of Property, Plant, and Equipment
Property, plant and equipment		€ 146		€ 213